Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 4,511	$ 4,357	$ 4,163
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,288	1,236	1,120
Company pension and postretirement contributions	(1,146)	(582)	(618)
Company pension and postretirement expense	650	555	322
Stock-based compensation expense	223	253	274
Deferred income taxes	33	177	(170)
Excess tax benefits from stock-based compensation	(62)	(53)	(53)
Changes in assets and liabilities
Accounts receivable	(133)	(205)	(189)
Inventories	(251)	(196)	(404)
Accounts payable	72	(83)	146
Accrued income taxes (current and long-term)	90	(45)	255
Product and other insurance receivables and claims	(32)	9	49
Other - net	57	(139)	279
Net cash provided by operating activities	5,300	5,284	5,174
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,484)	(1,379)	(1,091)
Proceeds from sale of PP&E and other assets	41	55	25
Acquisitions, net of cash acquired	(1,046)	(649)	(1,830)
Purchases of marketable securities and investments	(5,492)	(4,162)	(3,287)
Proceeds from sale of marketable securities and investments	3,151	1,679	1,995
Proceeds from maturities of marketable securities	2,130	1,738	1,565
Other investing	14	0	(3)
Net cash used in investing activities	(2,686)	(2,718)	(2,626)
Cash Flows from Financing Activities
Change in short-term debt - net	(36)	11	(24)
Repayment of debt (maturities greater than 90 days)	(612)	(1,429)	(556)
Proceeds from debt (maturities greater than 90 days)	1,370	1,111	108
Purchases of treasury stock	(2,204)	(2,701)	(854)
Proceeds from issuances of treasury stock pursuant to stock option and benefit plans	1,012	902	666
Dividends paid to shareholders	(1,635)	(1,555)	(1,500)
Excess tax benefits from stock-based compensation	62	53	53
Other - net	(15)	(67)	(77)
Net cash used in financing activities	(2,058)	(3,675)	(2,184)
Effect of exchange rate changes on cash and cash equivalents	108	(49)	(27)
Net increase/(decrease) in cash and cash equivalents	664	(1,158)	337
Cash and cash equivalents at beginning of year	2,219	3,377	3,040
Cash and cash equivalents at end of year	$ 2,883	$ 2,219	$ 3,377